Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
Cost:	Number of shares	Capital
Balance, December 31, 2021	2,223,131	$7,255,695
Issuance of shares to ASDT	86,996	2,124,615
Issuance of shares from private placement	16,200	278,481
Issuance of shares upon conversion of note	164,574	6,559,000
Issuance of shares from IPO	400,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	190,000	16,131,000
Loss of control of Bophelo Bio	–	(156)
Fair value of RSUs issued at $9.70 per share	112,456	1,090,832
Fair value of RSUs issued at $8.29 per share	67,567	560,135
Fair value of RSUs issued at $7.10 per share	60,810	431,757
Fair value of RSUs issued at $2.57 per share	82,000	210,740
Fair value of RSUs issued at $2.30 per share	60,000	138,000
Balance, December 31, 2022	3,463,734	49,434,692
Fair value of RSUs issued at $1.84 per share	421,052	774,736
Fair value of RSUs issued at $1.11 per share	161,295	179,037
Fair value of RSUs issued at $0.61 per share	140,746	86,137
Cancelled shares	(20,620)	(200,014)
Issuance of shares upon conversion of note	582,193	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	879,895	431,149
Balance, December 31, 2023	5,628,295	$51,020,121

Schedule of Outstanding RSUs	A summary of the Company’s outstanding RSUs as at December 31, 2023 are as follows:
Number of RSUs
Balance, December 31, 2021	–
Granted	780,400
Exercised	(382,835)
Balance, December 31, 2022	397,565
Granted	1,199,052
Exercised	(723,093)
Forfeited/Cancelled	(873,524)
Balance, December 31, 2023	–